Provisions - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Reversal of inventory, fair value adjustment	€ (10)	€ 951	€ 522
Change in estimates of non-contractual warranties		314	732
Additional provisions	18,122
Personnel costs	19,100	18,200	€ 17,100
Restructuring
Disclosure of other provisions [line items]
Additional provisions	1,147	€ 1,167
Personnel costs	279
Restructuring | North America And Enlarged Europe
Disclosure of other provisions [line items]
Additional provisions	€ 1,119